CHANGE IN WORKING CAPITAL (Detail) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change In Working Capital [Abstract]
Inventories	R (5,000.0)	R (924.8)	R (937.7)
Trade and other receivables	3,115.2	(461.0)	(214.9)
Trade and other payables	1,259.2	315.8	630.3
Total change in working capital	R (625.6)	R (1,070.0)	R (522.3)